15. Derivative Financial Instruments (Details Narrative) - Warrants [Member]	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Warrant assumptions for valuation
Estimated market value of warrants per share | $ / shares	$ 1.90
Remaining contractual term	5 years
Risk-free interest rate	2.70%
Expected volatility	100.00%
Weighted average remaining contractual life warrants outstanding	4 years 3 months
Weighted average remaining contractual life warrants exercisable	4 years 3 months
Aggregate intrinsic value of warrants outstanding	$ 0
Aggregate intrinsic value of warrants exercisable	$ 0